Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 84,090	$ 77,227	$ 78,630
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	12	1,770	1,123
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	(9,279)	19,766	(7,303)
Other comprehensive income (loss), net of tax:
Changes in pension plan assets and benefit obligations recognized in other comprehensive income	(9,267)	21,536	(6,180)
Unrealized net holding gain on cash flow hedge, net of income taxes of $296 for the year ended December 31, 2012	0	0	550
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	753	0	0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	0	11	35
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, before Reclassification Adjustments, Net of Tax	30,325	(39,448)	(3,092)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	31,078	(39,437)	(3,057)
Other Comprehensive Income (Loss), Net of Tax	21,811	(17,901)	(8,687)
Comprehensive income	$ 105,901	$ 59,326	$ 69,943